Goodwill and Other Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, net	$ 10,420	$ 10,758	$ 7,780
Acquisitions	180	3,163
Foreign currency translation	(155)	(25)
Amortization of other intangible assets	(323)	(160)	$ (151)
Finite-Lived Intangible Assets, Period Increase (Decrease)	(7)
Finite-Lived Intangible Assets, Gross	5,147	$ 4,941
Creditex Customer Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-lived	(33)
Finite-Lived Intangible Assets, Gross	$ 14
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	19 years 9 months